Accrued Expenses and Other Payables	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 7 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Accrued expenses	$746,214	$1,839,055	$235,526
Refundable deposits received for employment services (1)	4,790,267	4,374,532	560,241
Remuneration payables for customers’ employees (2)	1,532,464	2,260,093	289,448
Other deposits received (3)	88,451	80,090	10,257
Dividend Payable (Note 12)	5,942,366	5,865,364	751,170
Deferred income	65,800	47,000	6,019
Total	$13,165,562	$14,466,134	$1,852,661

(1)	It represented security deposits received from the customers to protect the Group from the loss that the Group may suffer from the termination of employment with the Group’s seconded employees.

(2)	It mainly comprised funds received from the customers in relation to retirement benefit contributions (including MPF and social insurance) and payroll funds of employees of the customers which are to be paid.

(3)	The deposits mainly represented the customers’ advance of payroll funds to ensure timely settlement of customer’s employees’ salaries and retirement benefit contributions to the relevant government authorities.